Commitments and Contingencies (Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Capitalized leases
2018	¥ 11,519
2019	10,721
2020	8,697
2021	6,118
2022	3,188
2023 and thereafter	1,846
Total minimum lease/rental payments	42,089
Amount representing interest	1,142
Present value of minimum lease payments	40,947
Operating leases
2018	52,280
2019	46,330
2020	41,157
2021	35,291
2022	30,562
2023 and thereafter	57,787
Total minimum lease/rental payments	¥ 263,407